2. Description of Business and Significant Accounting Policies: Advertising and Promotional Costs (Details) (USD $)	9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Details
Marketing and Advertising Expense	$ 58,393	$ 60,641